Effects of Regulation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Regulatory Assets
Current Regulatory Assets	$ 65,000		$ 81,000
Noncurrent Regulatory Assets	6,026,000		4,943,000
Regulatory Liabilities
Current Regulatory Liabilities	8,000		17,000
Noncurrent Regulatory Liabilities	3,195,000		3,171,000
Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets	41,105		18,300
Noncurrent Regulatory Assets	1,481,193		1,486,625
Regulatory Liabilities
Noncurrent Regulatory Liabilities	576,792		562,381
Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets	10,843		758
Noncurrent Regulatory Assets	394,276		332,698
Regulatory Liabilities
Current Regulatory Liabilities	5,032		16,432
Noncurrent Regulatory Liabilities	428,571		393,673
Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,370,504		1,232,122
Regulatory Liabilities
Noncurrent Regulatory Liabilities	301,124		290,291
Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets	4,313		37,262
Noncurrent Regulatory Assets	266,545		263,545
Regulatory Liabilities
Noncurrent Regulatory Liabilities	334,812		336,961
Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	602,979		556,254
Regulatory Liabilities
Noncurrent Regulatory Liabilities	875,202		852,197
Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,129,000		3,130,000
Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	66,000		41,000
Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,871,000		4,548,000
Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	155,000		395,000
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	56,000		73,000
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	521,000		476,000
Remaining Recovery Period, Noncurrent	7
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	9,000		8,000
Remaining Recovery Period, Current	1
Customer Choice Deferrals [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		59,000
Storm Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	65,000		38,000
Remaining Recovery Period, Noncurrent	7
Storm Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	24,000		55,000
Storm Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	35,000		21,000
Remaining Recovery Period, Noncurrent	7
Storm Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,000		45,000
Line Extension Carrying Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		55,000
Acquisition of Monongahela Power [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		8,000
Acquisition of Monongahela Power [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		4,000
Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000		60,000
Deferred Wind Power Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	38,000		29,000
Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	20,000		19,000
Remaining Recovery Period, Noncurrent	2
Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	24,000		0
Remaining Recovery Period, Noncurrent	2
Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	18,000		56,000
Special Rate Mechanism for Century Aluminum [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,000		13,000
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	16,000		10,000
Remaining Recovery Period, Noncurrent	2
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	92,000		93,000
Remaining Recovery Period, Noncurrent	32
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	12,000		1,000
Remaining Recovery Period, Noncurrent	1
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,000		6,000
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,000		10,000
Remaining Recovery Period, Noncurrent	45
Deferred Income Tax Charges [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,237,000		1,097,000
Remaining Recovery Period, Noncurrent	37
Expanded Net Energy Charge [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	327,000		361,000
Remaining Recovery Period, Noncurrent	2
Expanded Net Energy Charge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	32,000		0
Remaining Recovery Period, Noncurrent	6
Restructuring Transition Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,000		14,000
Remaining Recovery Period, Noncurrent	5
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	47,000		51,000
Remaining Recovery Period, Noncurrent	4
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	41,000		54,000
Remaining Recovery Period, Noncurrent	2
Offsystem Sales Margin Sharing [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		13,000
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	11,000		13,000
Remaining Recovery Period, Noncurrent	1
Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000		15,000
Remaining Recovery Period, Noncurrent	9
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		1,000
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000		4,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	15,000		17,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	46,000		46,000
Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	28,000		0
Remaining Recovery Period, Noncurrent	2
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	18,000		21,000
Remaining Recovery Period, Noncurrent	8
Capacity Auction True-Up [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	692,000		0
Remaining Recovery Period, Noncurrent	13
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	11,000		0
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	18,000		6,000
Remaining Recovery Period, Noncurrent	7
Deferred PJM Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	22,000		7,000
Remaining Recovery Period, Noncurrent	1
Distribution Asset Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	173,000		0
Remaining Recovery Period, Noncurrent	7
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	39,000		4,000
Remaining Recovery Period, Noncurrent	29
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,308,000		2,161,000
Remaining Recovery Period, Noncurrent	13
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member]
Regulatory Liabilities
Current Regulatory Liabilities	5,000		16,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,270,000	[1]	2,222,000	[1]
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	27,000		32,000
Remaining Refund Period, Noncurrent	11
Regulatory Liabilities Currently Paying a Return [Member] | Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	78,000		61,000
Remaining Refund Period, Noncurrent	9
Regulatory Liabilities Currently Paying a Return [Member] | Excess Earnings [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	13,000		13,000
Remaining Refund Period, Noncurrent	42
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	5,000		0
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,000		4,000
Regulatory Liabilities Currently Paying a Return [Member] | Refundable Construction Financing Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	53,000		20,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Fuel Costs [Member]
Regulatory Liabilities
Current Regulatory Liabilities	3,000		1,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	144,000		242,000
Remaining Refund Period, Noncurrent	75
Regulatory Liabilities Currently Not Paying a Return [Member] | Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	377,000	[2]	354,000	[2]
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	41,000		60,000
Remaining Refund Period, Noncurrent	5
Regulatory Liabilities Currently Not Paying a Return [Member] | Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	43,000	[2]	42,000	[2]
Regulatory Liabilities Currently Not Paying a Return [Member] | Competitive Transition Charge [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	41,000		38,000
Remaining Refund Period, Noncurrent	10
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred State Income Tax Coal Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	29,000		29,000
Remaining Refund Period, Noncurrent	10
Regulatory Liabilities Currently Not Paying a Return [Member] | Overrecovery Of Pjm Expenses [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		12,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,000		11,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	22,000		11,000
Regulatory Liabilities Currently Not Paying a Return [Member] | GridSMART Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,000		10,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Energy Efficiency/Peak Demand Reduction [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	$ 40,000		$ 10,000
Remaining Refund Period, Noncurrent	1

[1]	Relieved as removal costs are incurred.
[2]	Relieved when plant is decommissioned.